Liquidity Risk - Summary of External Term Issuance (Sterling Equivalent) (Detail) - Liquidity risk [member] - GBP (£) £ in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 11.8	£ 12.9
Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.6	3.2
Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0	3.1
Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1	0.1
Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8.0	5.7
Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Santander UK Plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.6
Santander UK Plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.3	0.6
Santander UK Plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.0	4.5
Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2	4.0
Other Group Entities [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1.4
Other Group Entities [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1.0
Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2	0.8
Other Group Entities [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		£ 0.8
United Kingdom, Pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	8.3
United Kingdom, Pounds | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds | Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds | Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6.9
United Kingdom, Pounds | Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
United Kingdom, Pounds | Santander UK Plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds | Santander UK Plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.3
United Kingdom, Pounds | Santander UK Plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.0
United Kingdom, Pounds | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
United Kingdom, Pounds | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0
United States of America, Dollars | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.6
United States of America, Dollars | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.6
United States of America, Dollars | Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
United States of America, Dollars | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
United States of America, Dollars | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
United States of America, Dollars | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.3
Euro Member Countries, Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Euro Member Countries, Euro | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Euro Member Countries, Euro | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.4
Other [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Other [Member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Other [Member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.1